Minimum Aggregate Rental Commitments under Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Leases Future Minimum Payments [Line Items]
2013	$ 1,510
2014	1,587
2015	1,600
2016	1,653
2017	1,726
Thereafter	18,169
Total	26,245
Non-cancelable ground leases
Leases Future Minimum Payments [Line Items]
2013	1,165
2014	1,175
2015	1,177
2016	1,179
2017	1,243
Thereafter	15,221
Total	21,160
Office and Equipment Leases
Leases Future Minimum Payments [Line Items]
2013	344
2014	412
2015	423
2016	474
2017	483
Thereafter	2,948
Total	$ 5,084